Form N-1A Supplement	Mar. 06, 2026
WisdomTree U.S. Adaptive Moving Average Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The following information supplement should be read in conjunction with the Prospectus for the Fund.

Effective immediately, the Fund’s Prospectus is revised as described below.

•	The last sentence of the fourth paragraph under the “Fund Summary – Principal Investment Strategies of the Fund” section of the Prospectus is deleted in its entirety and replaced with the below.

The moving average crossover ratio is calculated on each business day, with the Index changing its allocation (i.e., reconstituting the Index) to the WisdomTree 500 Index or U.S. Treasury bills, as needed in response to the ratio.

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The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE